Business and credit concentrations	12 Months Ended
Mar. 31, 2017
Business and credit concentrations
Business and credit concentrations

23               Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial. The Group derives a substantial portion of net revenues from the entities in the Beijing municipality, Guangdong and Zhejiang provinces. Revenues derived from the subsidiary in the Beijing municipality accounted for 36.1%, 31.6% and 28.8% of net revenues for the years end March 31 2015, 2016 and 2017, respectively. Revenues derived from the subsidiary in the Guangdong province accounted for 55.6%, 58.8% and 58.7% of net revenues for the years end March 31 2015, 2016 and 2017, respectively. Revenues derived from the subsidiary in the Zhejiang province accounted for 8.3%, 9.6% and 12.5% of net revenues for the years end March 31 2015, 2016 and 2017, respectively. As a result of this geographic concentration, the results of operations are significantly affected by economic conditions in the Beijing municipality, Guangdong and Zhejiang provinces. Furthermore, any change in number of newborns in the Beijing municipality, Guangdong and Zhejiang provinces could significantly impact our operations. Deterioration in economic conditions in these markets could decrease the demand for our business, which in turn could negatively impact our operations and business prospects.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Suppliers	2015		2016		2017
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	15,683	25	37,556	49	36,405	5,289	52
Hangzhou Baitong Biological Technology Co., Ltd.	6,600	10	—	—	—	—	—

Total	22,283	35	37,556	49	36,405	5,289	52

As of March 31, 2016 and 2017, there was no individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance.